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                     U.S. SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1 Name and address of issuer:

    Overland Express Funds, Inc.
    111 Center Street
    Little Rock, AR  72201

2 Name of each series or class of funds for which this notice is filed:

    Asset Allocation Fund Class A
    Asset Allocation Fund Class D
    California Tax-Free Bond Fund Class A
    California Tax-Free Bond Fund Class D
    California Tax-Free Money Market Fund
    Money Market Fund Class A
    Money Market Fund Class I
    Municipal Income Fund Class A
    Municipal Income Fund Class D
    National Tax-Free Institutional Money Market Fund
    Overland Sweep Fund
    Short-Term Government-Corporate Income Fund
    Short-Term Municipal Income Fund
    Small Cap Strategy Fund Class A
    Small Cap Strategy Fund Class D
    Strategic Growth Fund Class A
    Strategic Growth Fund Class D
    U.S. Government Income Fund Class A
    U.S. Government Income Fund Class D
    U.S. Treasury Money Market Fund Class A
    U.S. Treasury Money Market Fund Class I
    Variable Rate Government Fund Class A
    Variable Rate Government Fund Class D

3 Investment Company Act File Number:          811-8275

  Securities Act File Number:                   33-16296


4 Last day of fiscal year for which this notice is filed:  12/31/96



5 Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of
  the issuer's 24f-2 declaration                                 [ ]


6 Date of termination of issuer's declaration under rule
  24f-2(a)(1), if applicable:


7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    None

8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    None

9 Number and aggregate sale price of securities sold during the fiscal year:

    Number of Shares              13,986,559,605
    Sales Price of Securities    $14,452,570,921
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10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number of Shares               13,986,559,605
     Sales Prices of Securities    $14,452,570,921

11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
   (see instruction 8.7):

     Number of Shares                  50,367,441
     Sales Prices of Securities       $76,940,811

12 Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24f-2 (from Item 10): $ 14,452,570,921
                                                              -----------------

   (ii) Aggregate price of shares issued in connection
        with dividends reinvestment plans (from item 11, if
        applicable):                                          +     76,940,811
                                                              -----------------

   (iii)Aggregate price of shares redeemed or
        repurchased during the fiscal year (if applicable:    - 13,138,055,298
                                                              -----------------

   (iv) Aggregate price of shares redeemed or
        repurchased and previously applied as a reduction to
        filing fees pursuant to rule 24e-2 (if applicable):   +
                                                              -----------------

   (v)  Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2 (line
        (i), plus line (ii), less line (iii), plus line (iv)     1,391,456,434
        (if applicable):                                      -----------------

   (vi) Multiplier prescribed by Section 6(b) of the
        Securities Act of 1933 or other applicable law or     x      1/33 of 1%
        regulation (see instruction C.6):                     -----------------


   (vii)Fee due line (i) or line (v) multiplied by line (vi): $     421,653.46

                                                              =================
Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.
--------------------------------------------------------------------------------
13 Check box if fees are being remitted to the
   Commission's lockbox depository as described in
   section 3a of the Commission's Rules of Informal
   and Other Procedures (17 CRF 202.3a).                      [ X ]

   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   2/26/97
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                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

   By (Signature and Title)         /s/ ANN M. BONSTEEL
                                   --------------------------------------------
                                        Ann M. Bonsteel
                                        Assistant Secretary

   Date  2/27/97
        ------------------

 *Please print the name and title of the signing officer below the signature.
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                     [MORRISON & FOERSTER LLP LETTERHEAD]


February 27, 1997


Overland Express Funds, Inc.
111 Center Street
Little Rock, Arkansas 72201

        Re:     Overland Express Funds, Inc.; Rule 24f-2 Notice
                SEC File Nos. 33-16296; 811-8275

Ladies/Gentlemen:

        Overland Express Funds, Inc. (the "Company") has requested our opinion in connection with the issuance of 13,986,559,605 shares, in the aggregate, of the Company's funds (the "Funds"). We understand that a copy of this opinion will be provided to the Securities and Exchange Commission pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

        We have examined documents relating to the organization of the Company and the authorization for registration and issuance of shares of each of the Funds. The opinion given below only relates to the law of the State of Maryland, the state of incorporation of the Company, and is subject to the condition that the Company is in compliance with the provisions of any applicable laws, regulations and permits of any state or foreign country in which any shares of each Fund or class thereof are sold.

        Based upon and subject to the foregoing, we are of the opinion that:

        The issuance of the above-referenced shares of each Fund has been duly and validly authorized by all appropriate corporate action, and assuming delivery by sale or in accord with the Company's dividend reinvestment plan in accordance with the description set forth in the Funds' current prospectuses under the Securities Act of 1933, the shares were legally issued and are fully paid and nonassessable.

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Overland Express Funds, Inc.
February 27, 1997
Page Two



        We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Company's Rule 24f-2 Notice for the year ended December 31, 1996, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

                                        Very truly yours,



                                        /s/ MORRISON & FOERSTER LLP
                                        MORRISON & FOERSTER LLP